Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Common Class A [Member]
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	8,491,177	6,916,947
Common stock, shares outstanding	8,491,177	6,916,947
Common Class B [Member]
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	7,778,400	7,778,400
Common stock, shares outstanding	7,778,400	7,778,400